Schedule of Accrued Expenses and Other Liabilities (Details) (Parenthetical) - USD ($)		Sep. 30, 2025	May 29, 2025	Sep. 30, 2024
Payroll payable	[1]	$ 760,239		$ 48,721
Accrued payroll and employee benefit plan contributions		119,213
Other liabilities	[2]	138,228		$ 37,067
QBS Group Limited [Member]
Other liabilities			$ 102,769
Mr. Siu Fung Tang [Member]
Payroll payable		256,410
Mr. Chi Chuen Lai [Member]
Payroll payable		256,410
Ms. Sin Yi Cheng [Member]
Payroll payable		$ 128,206

[1]	Payroll payable included a discretionary bonus payable to directors of the Company, comprising $256,410 payable to Mr. Siu Fung Tang, $256,410 payable to Mr. Chi Chuen Lai, and $128,206 payable to Ms. Sin Yi Cheng. In addition, the balance also included accrued payroll and employee benefit plan contributions of $119,213 as of September 30, 2025.
[2]	Others primarily represented US$102,769 due to QBS Group Limited, which ceased to be a related party effective May 29, 2025. The amount was unsecured, non-interest bearing and repayable on demand. As of the date these financial statements were issued, the balance has not been settled.